Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
NOTE 5. PROPERTY AND EQUIPMENT
A summary of property and equipment at March 31, 2022 and December 31, 2021 is as follows (
in thousands
):

	March 31, 2022	December 31, 2021
Leasehold improvements	$7,648	$7,516
Vehicles	3,711	3,711
Furniture and equipment	5,509	5,470
Software	3,465	2,950
Construction in progress	3,523	2,254
Total	23,856	21,902
Less: Accumulated depreciation	(6,961)	(5,909)

Total Property and equipment, net	$16,895	$15,993

Construction in progress at March 31, 2022 consisted of various leasehold improvements at the Company’s centers.
Depreciation expense totaled $1.1 million and $211,000 for the three months ended March 31, 2022 and 2021, respectively.

NOTE 6. PROPERTY AND EQUIPMENT
A summary of property and equipment at December 31, 2021 and December 31, 2020 is as follows (
in thousands
):

	December 31, 2021	December 31, 2020
Leasehold improvements	$7,516	$2,726
Vehicles	3,711	2,823
Furniture and equipment	5,470	1,983
Software	2,950	—
Construction in progress	2,254	360

Total	21,902	7,892
Less: Accumulated depreciation	(5,909)	(3,096)

Total Property and equipment, net	$15,993	$4,796

Construction in progress at December 31, 2021 is made up of various leasehold improvements at the Company’s medical centers. The Company has a contractual commitment to complete the construction of its Homestead medical center with remaining estimated capital expenditures of $500,000 and an estimated opening in 2022.
Depreciation expense totaled $2.8 million for the twelve months ended December 31, 2021 and $858,000 for the twelve months ended December 31, 2020, respectively.